NEWMONT LOAN (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Newmont Loan
Borrowings
Newmont loan (note 13)		$ 10,293	$ 9,440	$ 9,647
Borrowings, interest rate				14.60%	15.40%
Newmont Loan Camino Rojo Project [Member]
Borrowings
Newmont loan (note 13)	$ 219	$ 10,600